Offsets	Dec. 23, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Infobird Co., Ltd
Form or Filing Type	F-3
File Number	333-268993
Initial Filing Date	Dec. 23, 2022
Fee Offset Claimed	$ 30,228
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 25,697,405
Explanation for Claimed Amount	33,060
Offset Note

(a)	The Registrant’s Registration Statement on Form F-3 (Registration No. 333-268993) was initially filed on December 23, 2022 and was declared effective on February 17, 2023. There was sales of approximately $25,697,405 of the Registrant’s securities registered under such Registration Statement and the Registrant requested the removal of the unsold securities from registration on December 23, 2025.

Termination / Withdrawal Statement	0
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Infobird Co., Ltd
Form or Filing Type	F-3
File Number	333-268993
Filing Date	Dec. 23, 2022
Fee Paid with Fee Offset Source	$ 33,060